Cumulative Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
28. Cumulative Preferred Stock
Cumulative Preferred Stock
Authorized:

Unlimited number of First Preferred shares, issuable in series.

Unlimited number of Second Preferred shares, issuable in series.

			December 31, 2020		December 31, 2019
Annual Dividend		Redemption	Issued and	Net	Issued and	Net
	Per Share	Price per share	Outstanding	Proceeds	Outstanding	Proceeds
Series A	$0.6388	$25.00	4,866,814	$95	3,864,636	$95
Series B	Floating	$25.00	1,133,186	$52	2,135,364	$52
Series C	$1.1802	$25.00	10,000,000	$245	10,000,000	$245
Series E	$1.1250	$25.75	5,000,000	$122	5,000,000	$122
Series F	$1.0625	$25.00	8,000,000	$195	8,000,000	$195
Series H	$1.2250	$25.00	12,000,000	$295	12,000,000	$295
Total			41,000,000	$1,004	41,000,000	$1,004

Characteristics of the First Preferred Shares:
First Preferred Shares (1)(2)	Initial Yield (%)	Current Annual Dividend ($)	Minimum Reset Dividend Yield (%)	Earliest Redemption and/or Conversion Option Date	Redemption Value ($)	Right to Convert on a one for one basis
Fixed rate reset (3)(4)
Series A (5)(6)	4.400	0.5456	1.84	August 15, 2025	25.00	Series B
Series C	4.100	1.1802	2.65	August 15, 2023	25.00	Series D
Series F (7)(8)	4.202	1.0505	2.63	February 15, 2025	25.00	Series G
Minimum rate reset (3)(4)
Series B (9)	2.393	Floating	1.84	August 15, 2025	25.00	Series A
Series H	4.900	1.2250	4.90	August 15, 2023	25.00	Series I
Perpetual fixed rate
Series E (10)	4.500	1.1250			25.75
(1) Holders are entitled to receive fixed or floating cumulative cash dividends when declared by the Board of Directors of the Corporation.
(2) On or after the specified redemption dates, the Corporation has the option to redeem for cash the outstanding First Preferred Shares, in whole or in part, at the specified per share redemption value plus all accrued and unpaid dividends up to but excluding the dates fixed for redemption.
(3) On the redemption and/or conversion option date the reset annual dividend per share will be determined by multiplying $25.00 per share by the annual fixed or floating dividend rate, which for Series A, C, F and H is the sum of the five-year Government of Canada Bond Yield on the applicable reset date, plus the applicable reset dividend yield (Series H annual reset rate must be a minimum of 4.90 per cent) and for Series B equals the Government of Treasury Bill Rate on the applicable reset date, plus 1.84 per cent.
(4) On each conversion option date, the holders have the option, subject to certain conditions, to convert any or all of their Shares into an equal number of Cumulative Redeemable First Preferred Shares of a specified series. The Company has the right to redeem the outstanding Preferred Shares, Series D, Series G and Series I shares without the consent of the holder every five years thereafter for cash, in whole or in part at a price of $25.00 per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption and $25.50 per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption in the case of redemptions on any other date after August 15, 2023, February 15, 2020 and August 15, 2023, respectively. The reset dividend yield for Series I equals the Government of Treasury Bill Rate on the applicable reset date, plus 2.54 per cent.
(5) The annual fixed dividend per share for First Preferred Shares, Series A was reset from $0.6388 to $0.5456 for the five-year period from and including August 15, 2020.
(6) On July 9, 2020, Emera announced it would not redeem the Cumulative Rate Reset Preferred Shares, Series A or the Cumulative Floating Rate First Preferred Shares, Series B. On August 17, 2020, Emera announced 128,610 of its 3,864,636 issued and outstanding Series A Shares were tendered for conversion into Series B Shares and 1,130,788 of its 2,135,364 issued and outstanding Series B Shares were tendered for conversion into Series A Shares, all on a one-for-one basis. As a result of the conversion, Emera has 4,866,814 Series A Shares and 1,133,186 Series B Shares issued and outstanding.
(7) On January 7, 2020, Emera announced it would not redeem the 8,000,000 Cumulative Rate Reset First Preferred Shares, Series F Shares. The holders of the Series F Shares have the right, at their option, to convert all or any of their Series F Shares, on a one-for-one basis, into Cumulative Floating Rate First Preferred Shares, Series G of the Company on February 15, 2020, or to continue to hold their Series F Shares. On February 6, 2020, Emera announced that, after having taken into account all conversion notices received from holders, no First Preferred Shares, Series F Shares would be converted into Cumulative Floating Rate First Preferred Shares, Series G Shares.
(8) The annual fixed dividend per share for First Preferred Shares, Series F was reset from $1.0625 to $1.0505 for the five-year period from and including February 15, 2020.
(9)Emera announced a dividend rate of 2.021 per cent on the Series B Shares for the three-month period which commenced on August 15, 2020 and ended on (and inclusive of) November 14, 2020 ($0.1274 per Series B Share for the quarter
(10) First Preferred Shares, Series E are redeemable at $25.75 to August 15, 2020, decreasing $0.25 each year until August 15, 2022 and $25.00 per share thereafter.